(18) BORROWINGS (Details Narrative) - At Fair Value [member] - Foreign Currency [Member] - Fair Value Adjustment [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfBorrowingsLineItems [Line Items]
Mark-to-market of borrowings at fair value	R$ (16,056)	R$ (103,351)
Mark-to-market of derivatives	24,178	65,678
Mark-to-market, net	R$ 40,234	R$ 37,673